Commitments and Contingencies (Future Minimum Lease Commitments under Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	¥ 5,761
2019	3,736
2020	2,613
2021	1,481
2022	995
2023 and thereafter	853
Operating Leases, Future Minimum Payments Due, Total	¥ 15,439